Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of intangible assets

Exclusive global
Cost	license agreement
Balance, December 31, 2019, December 31, 2020, and December 31, 2021	$767,228

Exclusive global
Accumulated Amortization	license agreement
Balance, December 31, 2019	$219,094
Amortization for the year	84,444
Balance, December 31, 2020	$303,538
Amortization for the year	84,444
Balance, December 31, 2021	$387,982

Exclusive global
Carrying Value	license agreement
Balance, December 31, 2020	$463,690
Balance, December 31, 2021	$379,246